UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07694

MORGAN STANLEY EMERGING MARKETS DEBT FUND, INC.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Sara Furber 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	12/31

Date of reporting period:	9/30/10

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

2010 Third Quarter Report

September 30, 2010 (unaudited)

Portfolio of Investments

Morgan Stanley Emerging Markets Debt Fund, Inc.

(Showing Percentage of Total Value of Investments)

	Face Amount (000)	Value (000)
Fixed Income Securities (89.4%)
Argentina (4.0%)
Sovereign (4.0%)
Argentina Bonos,
7.00%, 10/3/15	$12,689	$11,312
Republic of Argentina,
2.50%, 12/31/38 (a)(b)	2,188	899
8.28%, 12/31/33	342	286
		12,497
Brazil (9.6%)
Corporate Bond (0.6%)
Gerdau Trade, Inc.,
5.75%, 1/30/21 (c)	1,700	1,727

Sovereign (9.0%)
Banco Nacional de Desenvolvimento, Economic e Social,
5.50%, 7/12/20 (c)	1,960	2,124
6.37%, 6/16/18 (c)	1,380	1,580
Federative Republic of Brazil,
5.88%, 1/15/19 (b)	5,860	6,900
7.13%, 1/20/37	590	779
8.00%, 1/15/18	1,527	1,834
8.88%, 10/14/19 – 4/15/24	6,564	9,338
11.00%, 8/17/40 (b)	3,760	5,226
		27,781
		29,508
Bulgaria (0.4%)
Sovereign (0.4%)
Republic of Bulgaria,
8.25%, 1/15/15 (c)	985	1,167

Colombia (4.0%)
Sovereign (4.0%)
Republic of Colombia,
7.38%, 3/18/19 (b)	5,900	7,493
11.75%, 2/25/20	3,015	4,749
		12,242
Croatia (0.5%)
Sovereign (0.5%)
Republic of Croatia,
6.63%, 7/14/20 (c)	1,340	1,452

Dominican Republic (0.4%)
Sovereign (0.4%)
Dominican Republic,
7.50%, 5/6/21 (b)(c)	590	667
9.04%, 1/23/18	470	559
		1,226

2010 Third Quarter Report

September 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Morgan Stanley Emerging Markets Debt Fund, Inc.

(Showing Percentage of Total Value of Investments)

	Face Amount (000)	Value (000)
Ecuador (0.7%)
Sovereign (0.7%)
Republic of Ecuador,
9.38%, 12/15/15	$2,235	$2,045

Georgia (0.3%)
Sovereign (0.3%)
Republic of Georgia,
7.50%, 4/15/13	820	838

Ghana (0.9%)
Sovereign (0.9%)
Republic of Ghana,
8.50%, 10/4/17 (b)(c)	2,016	2,319
8.50%, 10/4/17	450	518
		2,837
Indonesia (8.6%)
Corporate Bonds (1.9%)
Bumi Investment Pte Ltd.,
10.75%, 10/6/17	1,450	1,450
Majapahit Holding BV,
7.75%, 1/20/20	2,500	3,012
Pindo Deli Finance BV,
Tranche A, Zero Coupon
3.49%, 4/28/15 (c)(d)(e)	421	103
Tranche B, Zero Coupon
2.49%, 4/28/18 (c)(d)(e)	1,852	204
Tranche C, Zero Coupon
Zero Coupon, 4/28/27 (c)(d)(e)	7,471	168
Tjiwi Kimia Finance BV,
Tranche A, Zero Coupon
3.49%, 4/28/15 (d)(e)	1,404	351
Tranche B, Zero Coupon
3.50%, 4/28/18 (c)(d)(e)	1,621	316
Tranche C, Zero Coupon
1.00%, 4/28/27 (c)(d)(e)	3,620	127
		5,731
Sovereign (6.7%)
Republic of Indonesia,
6.88%, 1/17/18	3,500	4,235
7.75%, 1/17/38	2,100	2,893
7.75%, 1/17/38 (c)	1,353	1,864
11.63%, 3/4/19 (c)	2,169	3,373
11.63%, 3/4/19	5,300	8,241
		20,606
		26,337

2010 Third Quarter Report

September 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Morgan Stanley Emerging Markets Debt Fund, Inc.

(Showing Percentage of Total Value of Investments)

	Face Amount (000)	Value (000)
Ivory Coast (0.4%)
Sovereign (0.4%)
Ivory Coast,
2.50%, 12/31/32 (a)	$1,943	$1,139

Kazakhstan (4.1%)
Sovereign (4.1%)
Intergas Finance BV,
6.38%, 5/14/17	700	759
KazMunaiGaz Finance Sub BV,
7.00%, 5/5/20 (c)	1,851	2,050
9.13%, 7/2/18 (c)	5,730	7,034
9.13%, 7/2/18	2,400	2,961
		12,804
Lithuania (0.4%)
Sovereign (0.4%)
Republic of Lithuania,
6.75%, 1/15/15 (c)	1,200	1,307

Mexico (10.0%)
Sovereign (10.0%)
Pemex Project Funding Master Trust,
6.63%, 6/15/35 (b)	2,566	2,816
6.63%, 6/15/38	1,750	1,894
8.63%, 12/1/23	1,990	2,318
Petroleos Mexicanos,
5.50%, 1/21/21	5,430	5,810
8.00%, 5/3/19	1,750	2,179
United Mexican States,
5.63%, 1/15/17	419	481
5.95%, 3/19/19	3,782	4,457
6.05%, 1/11/40	1,760	2,024
6.75%, 9/27/34 (b)	7,014	8,750
		30,729
Panama (2.4%)
Sovereign (2.4%)
Republic of Panama,
5.20%, 1/30/20	2,710	3,015
7.13%, 1/29/26 (b)	1,140	1,453
8.88%, 9/30/27 (b)	483	704
9.38%, 4/1/29	1,569	2,385
		7,557

2010 Third Quarter Report

September 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Morgan Stanley Emerging Markets Debt Fund, Inc.

(Showing Percentage of Total Value of Investments)

	Face Amount (000)	Value (000)
Peru (5.5%)
Sovereign (5.5%)
Republic of Peru,
7.13%, 3/30/19	$1,890	$2,377
7.35%, 7/21/25	3,400	4,428
8.75%, 11/21/33 (b)	6,720	10,030
		16,835
Philippines (4.2%)
Sovereign (4.2%)
Republic of Philippines,
8.38%, 6/17/19	1,491	1,996
8.88%, 3/17/15 (b)	2,677	3,433
9.00%, 2/15/13	2,420	2,859
9.50%, 2/2/30	3,072	4,727
		13,015
Russia (13.8%)
Sovereign (13.8%)
RSHB Capital SA for OJSC Russian Agricultural Bank,
6.30%, 5/15/17 (c)	2,104	2,204
7.18%, 5/16/13 (c)	2,030	2,182
Russian Federation,
5.00%, 4/29/20	8,500	8,900
7.50%, 3/31/30	16,920	20,353
7.50%, 3/31/30 (a)(c)	1,061	1,277
Russian Federation (Registered),
12.75%, 6/24/28	4,225	7,700
		42,616
Senegal (0.2%)
Sovereign (0.2%)
Republic of Senegal,
8.75%, 12/22/14	540	559

South Africa (0.2%)
Sovereign (0.2%)
Republic of South Africa,
5.50%, 3/9/20	540	606

Sri Lanka (0.2%)
Sovereign (0.2%)
Sri Lanka Government International Bond,
6.25%, 10/4/20 (c)	650	659

2010 Third Quarter Report

September 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Morgan Stanley Emerging Markets Debt Fund, Inc.

(Showing Percentage of Total Value of Investments)

	Face Amount (000)	Value (000)
Turkey (9.5%)
Sovereign (9.5%)
Republic of Turkey,
5.63%, 3/30/21 (b)	$4,750	$5,201
6.75%, 5/30/40	2,000	2,290
6.88%, 3/17/36	5,254	6,134
7.00%, 3/11/19	2,040	2,438
7.50%, 7/14/17 – 11/7/19	4,226	5,192
8.00%, 2/14/34	1,360	1,782
11.50%, 1/23/12	340	384
11.88%, 1/15/30	3,371	5,975
		29,396
Ukraine (3.8%)
Sovereign (3.8%)
Ukraine Government,
6.58%, 11/21/16	4,349	4,291
6.75%, 11/14/17	4,580	4,502
7.65%, 6/11/13	1,196	1,247
7.75%, 9/23/20 (c)	1,700	1,715
		11,755
Uruguay (0.2%)
Sovereign (0.2%)
Republic of Uruguay,
8.00%, 11/18/22 (b)	589	760

Venezuela (5.1%)
Sovereign (5.1%)
Republic of Venezuela,
5.75%, 2/26/16	1,066	745
6.00%, 12/9/20	1,340	794
7.00%, 3/31/38	1,761	1,004
7.65%, 4/21/25	2,850	1,745
9.25%, 9/15/27 – 5/7/28	4,928	3,631
10.75%, 9/19/13	8,330	7,893
		15,812
Total Fixed Income Securities (Cost $254,092)		275,698

	No. of Warrants
Warrants (0.1%)
Nigeria (0.1%)
Central Bank of Nigeria, expires 11/15/2020 (d)(e)	2,250	259

2010 Third Quarter Report

September 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Morgan Stanley Emerging Markets Debt Fund, Inc.

(Showing Percentage of Total Value of Investments)

	No. of Warrants	Value (000)
Venezuela (0.0%)
Republic of Venezuela, Oil-Linked Payment Obligation, expires 04/15/2020 (d)(e)	5,450	$147
Total Warrants (Cost $0)		406

	Shares
	(000)
Short-Term Investments (10.5%)
Securities held as Collateral on Loaned Securities (5.5%)
Investment Company (4.8%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f)	14,901,496	14,901

	Face
	Amount
	(000)
Repurchase Agreements (0.7%)
Bank of America Securities, LLC, (0.32%, dated 9/30/10, due 10/01/10; proceeds $981; fully collateralized by a U.S. Government Agency at the date of this Portfolio of Investments as follows: Federal National Mortgage Association; 4.50% due 9/01/40; valued at $1,001)	981	981
Barclays Capital, Inc., (0.25%, dated 9/30/10, due 10/01/10; proceeds $1,116; fully collateralized by a U.S. Treasury Security at the date of this Portfolio of Investments as follows: U.S. Treasury Bond; 8.50% due 2/15/20; valued at $1,138)	1,116	1,116
		2,097
Total Securities held as Collateral on Loaned Securities (Cost $16,998)		16,998

	Shares
Investment Company (5.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f)	15,460,783	15,461
Total Short-Term Investments (Cost $32,459)		32,459
Total Investments (100.0%) (Cost $286,551) Including $16,642 of Securities Loaned +		308,563
Liabilities in Excess of Other Assets		(20,097)
Net Assets		$288,466

(a)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2010. Maturity date disclosed is the ultimate maturity date.

2010 Third Quarter Report

September 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Morgan Stanley Emerging Markets Debt Fund, Inc.

(Showing Percentage of Total Value of Investments)

(b)

The value of loaned securities and related collateral outstanding at September 30, 2010 was approximately $16,642,000 and $16,998,000, respectively. The Fund received cash collateral of $16,998,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2010.
(e)	Security has been deemed illiquid at September 30, 2010.
(f)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Fund in the Liquidity Fund.

+

At September 30, 2010, the U.S. Federal income tax cost basis of investments was approximately $286,551,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $22,012,000 of which $28,895,000 related to appreciated securities and $6,883,000 related to depreciated securities.

2010 Third Quarter Report

September 30, 2010 (unaudited)

Portfolio of Investments

Morgan Stanley Emerging Markets Debt Fund, Inc.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2010. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$7,458	$—	$7,458
Sovereign	—	268,240	—	268,240
Total Fixed Income Securities	—	275,698	—	275,698
Warrants	—	406	—	406
Short-Term Investments
Repurchase Agreements	—	2,097	—	2,097
Investment Company	30,362	—	—	30,362
Total Short-Term Investments	30,362	2,097	—	32,459
Total Assets	$30,362	$278,201	$—	$308,563

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of period. As of September 30, 2010, the portfolio did not have any significant investments transfer between valuation levels.

Notes to Portfolio of Investments (unaudited)

In accordance with FASB ASC 820 “Fair Value Measurements and Disclosure” (“ASC 820”) (formerly known as SFAS 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Valuation: Securities listed on a foreign exchange are valued at their closing price except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determine such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Emerging Markets Debt Fund, Inc.

/s/ Sara Furber
Sara Furber
Principal Executive Officer
November 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Sara Furber
Sara Furber
Principal Executive Officer
November 16, 2010

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 16, 2010